Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Taxes	Fees	Comm. Social Resp.	Total Payments
Total	$ 112,276	$ 2,667	$ 2,413	$ 117,356
UNITED STATES | U.S. Federal Government [Member]
Total	$ 112,276	$ 2,667	$ 2,413	$ 117,356